STATED SHARE CAPITAL (Details) R / shares in Units, R in Millions							12 Months Ended
	Jun. 10, 2019 shares	Apr. 15, 2019 ZAR (R) shares	Apr. 11, 2018 shares	Oct. 04, 2017 shares	Jun. 14, 2017 ZAR (R)	Jun. 14, 2014 shares	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2018 shares	Dec. 31, 2017 ZAR (R) shares	Apr. 25, 2017 R / shares shares	Dec. 31, 2016 R / shares shares
STATED SHARE CAPITAL.
Authorised number of shares							10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	2,000,000,000
Reconciliation of issued number of shares
Number of shares in issue at beginning of the year							2,266,261,000	2,168,721,000	929,004,342
Shares issued for cash		108,932,356					108,932,000
Shares issued under SGL Share Plan							4,442,000	10,394,000	1,407,000
Shares issued with acquisition	290,394,531						290,395,000
Rights issue						1,195,787,294			1,195,787,000
Capitalization Issue				42,522,524				87,146,000	42,523,000
Number of shares in issue at end of the year		108,900,000	87,145,885				2,670,030,000	2,266,261,000	2,168,721,000
Par value per share | R / shares										R 0	R 0
Raised net capital | R		R 1,700.0			R 12,932.4
Proceeds from share issue | R					13,438.5		R 1,688.4		R 13,438.5
Transaction costs paid on rights issue shares issued | R					R 506.1				R 506.1
Share rights issuance ratio					128.5714%
Capitalisation issuance ratio			0.04	0.02